Prepayments and Other Receivables, Net - Schedule of Movements of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movements of Allowance for Credit Losses [Abstract]
At of beginning of period/year		$ 2,076
Written-off		(2,076)
As of the end of period/year